Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Financial information of associates	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2022	2021
Carrying amount of interests in joint ventures and associates	$1,594	$1,652
Our share of:
Net income (loss)	(5)	122
Other comprehensive income (loss)	(109)	(14)
Total comprehensive income (loss)	$(114)	$108

Financial information of joint ventures	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2022	2021
Carrying amount of interests in joint ventures and associates	$1,594	$1,652
Our share of:
Net income (loss)	(5)	122
Other comprehensive income (loss)	(109)	(14)
Total comprehensive income (loss)	$(114)	$108

Information on interests in unconsolidated structured entities
Information on our interests in unconsolidated structured entities is as follows:

As at December 31,			2022		2021
Type of structured entity	Type of investment held	Consolidated Statements of Financial Position line item	Carrying amount	Maximum exposure to loss(1)	Carrying amount	Maximum exposure to loss(1)

Securitization entities - third-party managed	Debt securities	Debt securities	$9,155	$9,155	$9,057	$9,057
Securitization entities - third-party managed	Short-term securities	Cash, cash equivalents and short-term securities	$790	$790	$1,084	$1,084
Investment funds - third-party managed	Investment fund units	Equity securities	$5,766	$5,766	$7,411	$7,411
Investment funds - company managed(2)	Investment fund units and Limited partnership units	Equity securities and Other invested assets	$3,365	$3,365	$2,978	$2,978
Limited partnerships - third-party managed	Limited partnership units	Other invested assets	$2,786	$2,786	$2,391	$2,391

(1)    The maximum exposure to loss is the maximum loss that we could record through comprehensive income as a result of our involvement with these entities.
(2) Includes investments in funds managed by our joint ventures with a carrying amount of $82 (2021 — $156).